Significant Accounting Policies - Deferred Costs (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capitalized Contract Cost [Line Items]
Deferred indirect costs	$ 8,241	$ 9,419	$ 14,395	$ 19,526	$ 11,159
Minimum
Capitalized Contract Cost [Line Items]
Deferred costs amortization period	3 years
Maximum
Capitalized Contract Cost [Line Items]
Deferred costs amortization period	5 years